Average Annual Total Returns - Class S Shares - Alger Mid Cap Growth Portfolio	Class S 1 Year	Class S 5 Years	Class S 10 Years	Class S Inception Date	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	64.26%	20.58%	14.44%	May 01, 2002	35.59%	18.66%	15.04%